Acquisition (Details) - USD ($)		12 Months Ended
	Dec. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 12, 2021
Acquisition (Details) [Line Items]
Equity interest percentage	100.00%
Equity ownership percentage	100.00%
Aggregate value	$ 29,466,032
AggregateShares (in Shares)	3,189,000
Price per share (in Dollars per share)				$ 6
Earnout payment		$ 5,884,013	$ 8,826,019
Net income			$ 3,000,000
Ordinary Shares [Member]
Acquisition (Details) [Line Items]
Price per share (in Dollars per share)			$ 2.12
Price per share (in Dollars per share)			$ 2.12
Forecast [Member]
Acquisition (Details) [Line Items]
Earnout payment		5,884,013
Net income		$ 3,000,000
Cheyi BVI [Member]
Acquisition (Details) [Line Items]
Aggregate value	$ 12,756,000
Price per share (in Dollars per share)	$ 4
Earnout payment	$ 2,000,000